STRATEGY SHARES (the “Trust”)

36 North New York Avenue

Huntington, NY 11743

Series of the Trust	NYSE Arca Ticker Symbol

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	SSFI
Day Hagan/Ned Davis Research Smart Sector ETF	SSUS

(collectively, the “Funds”)

January 26, 2022

The information in this Supplement amends certain information contained in each Fund’s Statement of Additional Information (collectively, the “SAI”). This Supplement supersedes the supplement to the SAIs dated December 30, 2021.

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Effective as of the close of trading on the New York Stock Exchange on January 7, 2022, Michael Schoonover replaced Jerry Szilagyi as President of the Trust. Accordingly, the table under the section of each Fund’s SAI entitled “Management—Trustees and Officers” is revised to remove the information regarding Mr. Szilagyi and the information regarding Mr. Schoonover is replaced with the information below.

Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years
Michael Schoonover 53 Palmeras St. Suite 601 San Juan, PR 00901 Year of Birth: 1983	President	Since 2022	Vice President of the Trust from 2018 through 2021; Chief Operating Officer (“COO”), Catalyst Capital Advisors LLC and Rational Advisors, Inc. since 2017; Portfolio Manager, Catalyst Capital Advisors LLC, 2013 – May 2021; President, MFund Distributors LLC since January 2020; COO, Catalyst International Advisors LLC, since 2019; COO, Insights Media LLC since 2019; COO, MFund Management LLC since 2019; COO, AlphaCentric Advisors LLC since January 2021; Portfolio Manager, Rational Advisors, Inc., 2016 – 2018.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and SAI, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.